Fair Value Measurements	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements

The fair value hierarchy established by the accounting standards on fair value measurements includes three levels which are based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities that are recorded in the Condensed Consolidated Balance Sheets are categorized based on the inputs to the valuation techniques as follows:
Level 1.  Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that we have the ability to access.
Level 2.  Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 3.  Financial assets and liabilities whose values are based on model inputs that are unobservable.
Recurring Fair Value Measurements
The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of June 30, 2019 and December 31, 2018, respectively:

	June 30, 2019
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
Corporate debt securities	$—	$—	$17.7	$17.7
Total	$—	$—	$17.7	$17.7

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
Corporate debt securities	$—	$—	$17.8	$17.8
Total	$—	$—	$17.8	$17.8

Our Level 3 fair value measurement for our fixed maturity securities available for sale are provided by a single third-party pricing service. Depending on security specific characteristics, either a combination of an income and net recovery approach or a contingent claims approach was utilized in determining fair value of our Level 3 fixed-maturity securities available for sale. Discount rates are the primary unobservable inputs utilized for the securities valued using a combination of an income and net recovery approach. The discount rates used are based on company-specific risk premiums, public company comparable securities, and leveraged loan indices. The discount rates used in our determination of the fair value of our Level 3 fixed-maturity securities available for sale varies by security type and ranged from 15.8% to 17.0% as of June 30, 2019 and a weighted average based on relative fair value of the underlying securities of 17.0%. Based on the total fair value of our Level 3 fixed-maturity securities available for sale as of June 30, 2019, changes in the discount rate utilized will not result in a fair value significantly different or material to the Company's financial position or results of operation than the amount recorded.
The following table presents a summary of the changes in the fair values of Level 3 assets, measured on a recurring basis, for the three and six months ended June 30, 2019 and 2018 (in millions).

	Three months ended June 30, 2019	Three months ended June 30, 2018
	Corporate debt	Corporate debt
	securities	securities

Fair value, beginning of period	$17.5	$21.4
Paid-in-kind dividends (1)	0.1	0.1
Accretion of original purchase discount (1)	—	0.2
Net valuation gain (loss) included in other comprehensive earnings (2)	0.1	(0.1)
Fair value, end of period	$17.7	$21.6

	Six months ended June 30, 2019	Six months ended June 30, 2018
	Corporate debt	Corporate debt
	securities	securities

Fair value, beginning of period	$17.8	$—
Transfers from Level 2	—	21.4
Paid-in-kind dividends (1)	0.1	0.1
Accretion of original purchase discount (1)	—	0.2
Impairment (1)	(0.4)	—
Net valuation gain (loss) included in other comprehensive earnings (2)	0.2	(0.1)
Fair value, end of period	$17.7	$21.6
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(1) Included in Interest, investment and other income on the Condensed Consolidated Statements of Operations
(2) Included in Unrealized gain (loss) on investments and other financial instruments, net (excluding investments in unconsolidated affiliates) on the Condensed Consolidated Statements of Comprehensive Earnings

Transfers into or out of the Level 3 fair value category occur when unobservable inputs become more or less significant to the fair value measurement or upon a change in valuation technique. For the six months ended June 30, 2018, transfers between Level 2 and Level 3 were based on changes in significance of unobservable inputs used associated with a change in the service provider and in the valuation technique used to value our corporate debt securities. The Company’s policy is to recognize transfers between levels in the fair value hierarchy at the end of the reporting period in which they occur. There were no transfers between Level 2 and Level 3 in the three and six months ended June 30, 2019 and three months ended June 30, 2018, respectively.
All of the unrealized gain (loss) on investments and other financial instruments, net (excluding investments in unconsolidated affiliates) on our Condensed Consolidated Statements of Comprehensive Income for the three and six months ended June 30, 2019 relate to fixed maturity securities considered Level 3 fair value measures.
Additional information regarding the fair value of our investment portfolio is included in Note D.
The carrying amounts of trade receivables and notes receivable approximate fair value due to their short-term nature. The fair value of our notes payable is included in Note F.